Fair Value Measurement (Tables)	12 Months Ended
May 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Available-for-Sale Securities Recorded in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis

	As of May 31, 2018
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Available-for-sale investments	153,294	98,504	133,897	385,695

	As of May 31, 2019
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Equity securities with readily determinable fair values	47,841	—	—	47,841
Available-for-sale investments	—	78,879	145,881	224,760
Contingent consideration payable (Note 3)	—	—	15,150	15,150
Total	47,841	78,879	161,031	287,751

Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs
The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Level 3 investments
US$
Balance as of June 1, 2017	123,029
Transfer to level 1 fair value measurements	(32,644)
Unrealized gain	43,512

Balance as of May 31, 2018	133,897
Initial recognition	45,989
Unrealized loss	(18,855)
Balance as of May 31, 2019	161,031